Property and Equipment Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 82,393	¥ 566,491	¥ 523,500	¥ 480,105
Assets held under capital leases
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 24,764	¥ 170,264	¥ 92,920	¥ 100,157